CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,960)	$ (5,144)	$ (6,902)	$ (9,883)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bad debt expense	4	0	19	63
Depreciation	148	213
Amortization	930	777
Depreciation and Amortization			1,054	1,240
Stock based compensation	72	802	1,008	886
Non- employee stock based compensation			400	0
Change in fair value of warrants	(2,276)	(710)	(568)	(65)
Changes in operating assets and liabilities:
Inventory	(40)	268	61	14
Accounts receivable	(53)	119	129	(267)
Other current assets	317	(497)	(681)	2
Other assets	47	(390)	28	254
Accounts payable	626	(267)	91	842
Deferred revenue	(148)	9	193	10
Accrued liabilities	728	830	1,125	296
Total adjustments	355	1,554	2,859	3,600
Net cash used in operating activities	(1,605)	(3,590)	(4,043)	(6,283)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	0	(2)	(8)	(150)
Net cash used in investing activities	0	(2)	(8)	(150)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of preferred stock and warrants, net	0	3,115	3,698	0
Net proceeds from issuance of common stock and warrants, net	0	720	720	1,730
Proceeds from debt financing, net of discounts	1,719	415	425	5,263
Payment for debt issuance costs	0	0	(48)	(452)
Payments on notes payable	(145)	(789)	(1,014)	(656)
Proceeds from options and warrants exercised	0	141	143	97
Net cash provided by financing activities	1,574	3,602	3,924	5,982
NET CHANGE IN CASH AND CASH EQUIVALENTS	(31)	10	(127)	(451)
CASH AND CASH EQUIVALENTS, beginning of year	35	162	162	613
CASH AND CASH EQUIVALENTS, end of period	4	172	35	162
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	62	76	76	33
NONCASH INVESTING AND FINANCING ACTIVITIES:
Deemed dividend on beneficial conversion feature of Series C preferred stock	0	148	150	0
Deemed dividend on price changes for Series B preferred stock warrants	0	64	64	0
Deemed dividend on December 2014 public offering warrants	0	1,042	1,049	0
Term changes on Series B preferred stock and December 2014 public offering warrant resulting in transfer to equity	0	1,412	324	0
Issuance of common stock as debt repayment	251	902	1,014	0
Repayment of deferred compensation via issuance of preferred stock	0	100	100	0
Dividends on preferred stock	941	610	1,338	152
Conversion of accrued expenses into common stock	0	0	0	207
Payment of debt issuance costs via warrants and common stock	0	0	0	522
Conversion of convertible debt into common stock	0	0	0	893
Repayment of debt via issuance of common stock and warrants	0	0	0	1,697
Issuance of common stock as board compensation	$ 0	$ 0	$ 0	$ 355